Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHINA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.0788	7.6282	7.8747
Closing foreign exchange rate	7.3582	7.1947	8.0225
UNITED STATES
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.0530	1.1827	1.1422
Closing foreign exchange rate	1.0666	1.1326	1.2271
Mexico
Significant Accounting Policies [Line Items]
Average foreign exchange rate	21.1869	23.9852	24.5194
Closing foreign exchange rate	20.8560	23.1438	24.4160
DENMARK
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.4396	7.4370	7.4542
Closing foreign exchange rate	7.4365	7.4364	7.4409
Brazil
Significant Accounting Policies [Line Items]
Average foreign exchange rate	5.4399	6.3779	5.8943
Closing foreign exchange rate	5.6386	6.3101	6.3735
SWITZERLAND
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.0047	1.0811	1.0705
Closing foreign exchange rate	0.9847	1.0331	1.0802
JAPAN
Significant Accounting Policies [Line Items]
Average foreign exchange rate	138.0274	129.8767	121.8458
Closing foreign exchange rate	140.6600	130.3800	126.4900